CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Jan. 04, 2024
Disclosure of classes of share capital [line items]
Par value	$ 0.001	$ 0.001	$ 0.0001
Number of shares authorised	50,000,000	50,000,000
Number of shares issued	4,341,956	2,573,903
Number of shares outstanding	4,341,956	2,573,903